UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

X-Square Capital, LLC

Centro Internacional de Mercadeo II, 90 Carr 165, Suite 803

Guaynabo, Puerto Rico 00968

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1.	Report to Shareholders.

(a)

X-SQUARE BALANCED FUND

Class A : SQBFX

SQBFX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$194	1.87%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - A Fund returned 11.72% for the period November 1, 2019 to December 31, 2025. This is in contrast to the S&P 500® Total Return Index, which had a 17.88%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV	Class A - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529
12/31/25	$16,346	$15,733	$24,555	$17,820

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	11.72%	7.08%	8.30%
Class A - Load	7.54%	6.27%	7.63%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

FUND STATISTICS

  Total Net Assets$83,109,172
  # of Portfolio Holdings82
  Portfolio Turnover Rate 9.70%
  Advisory Fees Paid$714,961

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS A : SQBFX

SQBFX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

98401X106–A–12312025

X-SQUARE BALANCED FUND

Class C : SQCBX

SQCBX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$273	2.64%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - C Fund returned 10.68% for the period November 1, 2019 to December 31, 2025. This is in contrast to the S&P 500® Total Return Index, which had a 17.88%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV	Class C - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529
12/31/25	$15,558	$15,558	$24,555	$17,820

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	10.68%	6.23%	7.43%
Class C - Load	9.68%	6.23%	7.43%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

FUND STATISTICS

  Total Net Assets$83,109,172
  # of Portfolio Holdings82
  Portfolio Turnover Rate 9.70%
  Advisory Fees Paid$714,961

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS C : SQCBX

SQCBX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

98401X205–A–12312025

X-SQUARE BALANCED FUND

Institutional : SQBIX

SQBIX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$167	1.61%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - Institutional Fund returned 11.99% for the period November 1, 2019 to December 31, 2025. This is in contrast to the S&P 500® Total Return Index, which had a 17.88%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Institutional	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$100,000	$100,000	$100,000
12/31/19	$103,700	$105,727	$103,430
6/30/20	$102,700	$102,470	$104,448
12/31/20	$116,500	$125,179	$118,664
6/30/21	$126,200	$144,271	$128,488
12/31/21	$127,613	$161,112	$137,480
6/30/22	$110,306	$128,956	$115,329
12/31/22	$114,012	$131,934	$115,777
6/30/23	$121,551	$154,223	$128,294
12/31/23	$131,256	$166,616	$136,233
6/30/24	$139,511	$192,094	$148,080
12/31/24	$148,265	$208,303	$156,728
6/30/25	$154,978	$221,223	$165,292
12/31/25	$166,049	$245,547	$178,202

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	11.99%	7.35%	8.57%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

FUND STATISTICS

  Total Net Assets$83,109,172
  # of Portfolio Holdings82
  Portfolio Turnover Rate 9.70%
  Advisory Fees Paid$714,961

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - INSTITUTIONAL : SQBIX

SQBIX - ANNUAL SHAREHOLDER REPORT - December 31, 2025

98401X304–A–12312025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 13(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Managers (“Board”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Ramon Ponte and Luis Roig as the Registrant’s Audit Committee Financial Experts. Mr. Ponte and Roig are “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. The aggregate fees billed for each of the last two fiscal years for professional services rendered by Grant Thornton Puerto Rico LLP (formerly Kevane Grant Thornton LLP) for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $49,900 and $51,300 for fiscal year ended December 31, 2024 and fiscal year ended December 31, 2025, respectively.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by Grant Thornton Puerto Rico LLP (formerly Kevane Grant Thornton LLP) that are reasonably related to the performance of the audit of the Fund’s financial statements were $0 and $0 for the fiscal years ended December 31, 2024 and fiscal year ended December 31, 2025, respectively.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning. The aggregate fees billed in each of the last two fiscal years for professional services rendered by Grant Thornton Puerto Rico LLP (formerly Kevane Grant Thornton LLP) for tax compliance were $6,700 and $6,900 for the fiscal years ended December 31, 2024 and fiscal year ended December 31, 2025, respectively.

(d)	All Other Fees: No fees were billed by Grant Thornton Puerto Rico LLP (formerly Kevane Grant Thornton LLP) for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above for the fiscal year ended December 31, 2024 and fiscal year ended December 31, 2025, respectively.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(2) No services described in paragraphs (b) and (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to Registrant.

(b)	Not applicable to Registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

X-SQUARE BALANCED FUND, LLC

First Mutual Fund in Puerto Rico Registered with the SEC

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

X² CAPITAL

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

December 31, 2025

X-Square Balanced Fund

ITEM 7 – Financial Statements and Financial Highlights for
Open-End Management Investment Companies

Annual Report | December 31, 2025	1

X-Square Balanced Fund	Schedule of Investments

December 31, 2025

Description	Shares	Value
COMMON STOCKS (62.84%)
COMMUNICATIONS (7.60%)
Alphabet, Inc., Class C	5,642	$1,770,461
AppLovin Corp., Class A(a)	2,150	1,448,713
Booking Holdings, Inc.	125	669,416
Expedia Group, Inc.	3,387	959,571
Meta Platforms, Inc., Class A	1,938	1,279,254
Zillow Group, Inc., Class C(a)	2,688	183,375
		6,310,790
CONSUMER DISCRETIONARY (11.71%)
Amazon.com, Inc.(a)	3,832	884,502
Chipotle Mexican Grill, Inc.(a)	13,851	512,487
Copart, Inc.(a)	17,701	692,994
Domino’s Pizza, Inc.	936	390,144
Home Depot, Inc.	1,861	640,370
Lennar Corp., Class A	6,030	619,884
MercadoLibre, Inc.(a)	466	938,645
PulteGroup, Inc.	7,635	895,280
QXO, Inc.(a)	17,675	340,951
RH(a)	2,357	422,257
Tesla, Inc.(a)	2,789	1,254,269
TJX Cos., Inc.	8,768	1,346,852
Tractor Supply Co.	16,025	801,410
		9,740,045
CONSUMER STAPLES (6.58%)
Altria Group, Inc.	12,704	732,513
BJ’s Wholesale Club Holdings, Inc.(a)	5,795	521,724
Dollar General Corp.	4,590	609,414
PepsiCo, Inc.	5,085	729,799
Philip Morris International, Inc.	6,648	1,066,339
Walmart, Inc.	16,215	1,806,513
		5,466,302
ENERGY (4.42%)
EOG Resources, Inc.	4,935	518,224
Expand Energy Corp.	7,432	820,196
New Fortress Energy, Inc.(a)	44,694	50,951
Occidental Petroleum Corp.	16,800	690,816

See Notes to Financial Statements.

2	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

December 31, 2025

Description	Shares	Value
ENERGY (continued)
Suncor Energy, Inc.	35,851	$1,590,350
		3,670,537
FINANCIALS (8.38%)
Ally Financial, Inc.	14,287	647,058
Berkshire Hathaway, Inc., Class B(a)	2,172	1,091,755
Chubb, Ltd.	3,248	1,013,766
Coinbase Global, Inc.(a)	574	129,804
Intercontinental Exchange, Inc.	2,594	420,124
JPMorgan Chase & Co.	4,196	1,352,035
MarketAxess Holdings, Inc.	2,023	366,669
Mastercard, Inc., Class A	1,477	843,191
OFG Bancorp	3,525	144,455
PayPal Holdings, Inc.	7,791	454,839
Truist Financial Corp.	10,164	500,170
		6,963,866
HEALTH CARE (2.87%)
AbbVie, Inc.	2,683	613,039
Amgen, Inc.	2,575	842,823
Bausch Health Cos., Inc.(a)	11,163	77,583
Johnson & Johnson	4,146	858,014
		2,391,459
INDUSTRIALS (8.05%)
Fastenal Co.	21,095	846,543
Generac Holdings, Inc.(a)	4,114	561,026
General Dynamics Corp.	3,239	1,090,442
Lockheed Martin Corp.	1,625	785,964
RXO, Inc.(a)	15,991	202,126
TransDigm Group, Inc.	663	881,691
United Rentals, Inc.	1,654	1,338,615
XPO, Inc.(a)	7,176	975,290
		6,681,697
MATERIALS (3.58%)
Freeport-McMoRan, Inc.	13,370	679,062
Glencore PLC, ADR	75,297	822,997
Rio Tinto PLC, ADR	7,278	582,458

See Notes to Financial Statements.

Annual Report | December 31, 2025	3

X-Square Balanced Fund	Schedule of Investments

December 31, 2025

Description	Shares	Value
MATERIALS (continued)
Tecnoglass, Inc.	7,764	$390,684
Vale SA, ADR	38,177	497,446
		2,972,647
TECHNOLOGY (9.65%)
Advanced Micro Devices, Inc.(a)	6,959	1,490,339
Akamai Technologies, Inc.(a)	4,979	434,418
Booz Allen Hamilton Holding Corp.	3,227	272,230
Fortinet, Inc.(a)	8,340	662,279
Garmin, Ltd.	4,763	966,175
Micron Technology, Inc.	8,700	2,483,068
Oracle Corp.	3,330	649,050
Shopify, Inc., Class A(a)	6,629	1,067,070
		8,024,629

TOTAL COMMON STOCKS (Cost $37,629,690)		52,221,972

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (30.20%)
Residential (30.20%)
Ginnie Mae II Pool, Series
MA6540 - 2021
03/20/50, 2.50%	$1,527,027	$1,324,063
Ginnie Mae II Pool, Series
MA6985 - 2020
11/20/50, 2.00%	4,359,469	3,530,275
Ginnie Mae II Pool, Series
MA7312 - 2021
04/20/51, 2.50%	1,625,661	1,403,079
Ginnie Mae II Pool, Series
MA7417 - 2021
06/20/51, 2.00%	3,317,709	2,748,530
Ginnie Mae II Pool, Series
MA7533 - 2021
08/20/51, 2.00%	4,501,917	3,729,578
Ginnie Mae II Pool, Series
MA7648 - 2021
10/20/51, 2.00%	4,408,450	3,652,146

See Notes to Financial Statements.

4	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

December 31, 2025

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Ginnie Mae II Pool, Series
MA7704 - 2021
11/20/51, 2.00%	$3,921,451	$3,248,695
Ginnie Mae II Pool, Series
MA7766 - 2021
12/20/51, 2.00%	3,294,714	2,729,480
Ginnie Mae II Pool, Series
785221 - 2020
12/20/50, 2.00%	1,078,499	886,072
Ginnie Mae II Pool, Series
785657 - 2021
10/20/51, 2.50%	2,148,459	1,845,561

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,215,387)		25,097,479

GOVERNMENT BONDS (3.23%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,538,045
U.S. Treasury Notes
10/31/26, 1.63%	45,600	44,877
04/30/30, 3.88%	800,000	806,250
11/15/35, 4.00%	300,000	295,688
		1,146,815

TOTAL GOVERNMENT BONDS (Cost $2,680,970)		2,684,860

SHORT-TERM INVESTMENTS (3.08%)
U.S. Treasury Bills
05/14/26, 3.05%	850,000	839,107
06/11/26, 3.27%	1,750,000	1,722,927
		2,562,034

TOTAL SHORT-TERM INVESTMENTS (Cost $2,561,471)		2,562,034

See Notes to Financial Statements.

Annual Report | December 31, 2025	5

X-Square Balanced Fund	Schedule of Investments

December 31, 2025

Value
TOTAL INVESTMENTS (99.35%) (Cost $68,087,518)	82,566,345
Other Assets In Excess Of Liabilities (0.65%)	542,827
NET ASSETS (100.00%)	$83,109,172

(a)	Non-income producing security.

See Notes to Financial Statements.

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X-Square Balanced Fund	Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments, at fair value (Cost $68,087,518)	$82,566,345
Cash	224,794
Dividend and interest receivable	148,833
Capital shares sold receivable	302,046
Prepaid expenses and other assets	39,111
Total Assets	83,281,129

LIABILITIES:
Accrued chief compliance officer fees payable	3,542
Payable due to advisor	80,829
Accrued distribution fees payable	20,023
Accrued professional fees payable	49,302
Accrued Managers’ fees payable	3,450
Capital shares redeemed payable	1,741
Other payables and accrued expenses	13,070
Total Liabilities	171,957
Net Assets	$83,109,172

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$65,246,225
Total distributable earnings/(deficit)	17,862,947
Net Assets	$83,109,172

See Notes to Financial Statements.

Annual Report | December 31, 2025	7

X-Square Balanced Fund	Statement of Assets and Liabilities

December 31, 2025

NET ASSET VALUE
Class A:
Net assets	$65,413,119
Shares outstanding (unlimited shares authorized, no par value)	4,367,641
Net Asset Value per Share	$14.98
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$15.85
Class C:
Net assets	$7,598,535
Shares outstanding (unlimited shares authorized, no par value)	534,468
Net Asset Value per Share	$14.22
Institutional Class:
Net assets	$10,097,518
Shares outstanding (unlimited shares authorized, no par value)	663,064
Net Asset Value per Share	$15.23

See Notes to Financial Statements.

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X-Square Balanced Fund	Statement of Operations

For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $19,133)	$783,253
Interest	1,151,477
Total Investment Income	1,934,730

EXPENSES:
Investment advisory fee (see Note 4)	714,961
Fund accounting, administration and compliance fees	229,078
Distribution fees
Class A	142,493
Class C	67,217
Professional fees	95,066
Managers’ fees and expenses	28,499
Transfer agent fees	43,221
Interest expense on credit facility	1,000
Recoupment of previously waived fees
Class C	1,824
Other expenses	45,430
Total Expenses	1,368,789
Less fees reimbursed by Adviser (See Note 4)	–
Net Expenses	1,368,789
Net Investment Income	565,941

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	2,216,016
Foreign currency transactions	264
Net realized gain:	2,216,280
Change in unrealized appreciation/(depreciation) on:
Investment securities	5,143,825
Net change in unrealized appreciation/ (depreciation)	5,143,825
Net Realized and Unrealized Gain on Investments	7,360,105
Net Increase in Net Assets Resulting from Operations	$7,926,046

See Notes to Financial Statements.

Annual Report | December 31, 2025	9

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income/(loss)	$565,941	$(95,945)
Net realized gain	2,216,280	1,219,033
Net change in unrealized appreciation	5,143,825	5,012,151
Net Increase in Net Assets from Operations	7,926,046	6,135,239

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	–	(107,501)
Class C:	–	(13,927)
Institutional Class:	–	(5,405)
From return of capital
Class A:	(953,678)	(706,261)
Class C:	(116,375)	(87,913)
Institutional Class:	(115,044)	(38,915)
Net Decrease in Net Assets from Distributions to Shareholders	(1,185,097)	(959,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	16,601,481	15,648,093
Class C:	2,292,269	1,145,000
Institutional Class:	6,498,287	1,344,435
Reinvestment of distributions
Class A:	742,162	541,898
Class C:	64,796	46,956
Institutional Class:	89,465	27,978
Cost of shares redeemed
Class A:	(8,717,079)	(5,222,871)
Class C:	(910,146)	(853,573)
Institutional Class:	(471,163)	(226,916)
Redemption fees
Class A:	356	686
Class C:	–	102
Institutional Class:	354	–
Net Increase from Capital Share Transactions	16,190,782	12,451,788
Net Increase in Net Assets	$22,931,731	$17,627,105

See Notes to Financial Statements.

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X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
NET ASSETS:
Beginning of period	60,177,441	42,550,336
End of period	$83,109,172	$60,177,441

OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	3,763,878	2,912,534
Shares sold	1,168,747	1,197,691
Shares issued as reinvestment of dividends	52,922	41,883
Shares redeemed	(617,906)	(388,230)
Ending Shares	4,367,641	3,763,878
Class C:
Beginning shares	428,044	400,200
Shares sold	166,605	90,762
Shares issued as reinvestment of dividends	4,846	3,772
Shares redeemed	(65,027)	(66,690)
Ending Shares	534,468	428,044
Institutional Class:
Beginning shares	233,765	148,239
Shares sold	456,967	100,314
Shares issued as reinvestment of dividends	6,260	2,138
Shares redeemed	(33,928)	(16,926)
Ending Shares	663,064	233,765

See Notes to Financial Statements.

Annual Report | December 31, 2025	11

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.64	$12.33	$10.97	$12.57	$11.61
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.12	(0.01)	(0.04)	(0.07)	(0.20)
Net realized and unrealized gain/(loss) on investments	1.46	1.56	1.64	(1.29)	1.28
Net increase/(decrease) in Net Asset Value	1.58	1.55	1.60	(1.36)	1.08

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)
From return of capital	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value per share - end of period	$14.98	$13.64	$12.33	$10.97	$12.57

Total Investment Return – Net Asset Value(b)	11.72%	12.70%	14.79%	(10.88%)	9.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$65,413	$51,343	$35,924	$29,014	$26,262

Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.87%	2.66%	2.75%	2.75%	2.75%

See Notes to Financial Statements.

12	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.87%	2.66%	2.80%	3.28%	3.50%
Ratio of net investment income/(loss) to average net assets	0.83%	(0.11%)	(0.37%)	(0.59%)	(1.59%)
Portfolio turnover rate	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2025	13

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.08	$11.94	$10.70	$12.36	$11.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.01	(0.12)	(0.12)	(0.15)	(0.29)
Net realized and unrealized gain/(loss) on investments	1.37	1.50	1.60	(1.27)	1.27
Net increase/(decrease) in Net Asset Value	1.38	1.38	1.48	(1.42)	0.98

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)
From return of capital	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value per share - end of period	$14.22	$13.08	$11.94	$10.70	$12.36

Total Investment Return - Net Asset Value(b)	10.68%	11.68%	14.03%	(11.56%)	8.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$7,599	$5,601	$4,778	$4,205	$4,345
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.64%	3.50%	3.50%	3.50%	3.50%

See Notes to Financial Statements.

14	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.64%	3.50%	3.55%	4.02%	4.23%
Ratio of net investment income/(loss) to average net assets	0.06%	(0.94%)	(1.12%)	(1.35%)	(2.34%)
Portfolio turnover rate	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2025	15

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.83	$12.47	$11.06	$12.63	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.16	0.02	(0.01)	(0.04)	(0.17)
Net realized and unrealized gain/(loss) on investments	1.48	1.58	1.66	(1.29)	1.27
Net increase/(decrease) in Net Asset Value	1.64	1.60	1.65	(1.33)	1.10

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)
From return of capital	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value per share - end of period	$15.23	$13.83	$12.47	$11.06	$12.63

Total Investment Return – Net Asset Value(b)	11.99%	12.96%	15.13%	(10.59%)	9.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$10,098	$3,234	$1,849	$1,414	$1,590
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.61%	2.39%	2.50%	2.50%	2.50%

See Notes to Financial Statements.

16	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.61%	2.39%	2.55%	3.01%	3.37%
Ratio of net investment income/(loss) to average net assets	1.11%	0.15%	(0.12%)	(0.36%)	(1.37%)
Portfolio turnover rate	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized. Sales loads are not reflected in total return.

See Notes to Financial Statements.

Annual Report | December 31, 2025	17

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

18	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Annual Report | December 31, 2025	19

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gain or Losses: The Fund’s income, expenses (other than class specific service and distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may be generally obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended (“the Code”), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

Temporary differences between book-basis and tax-basis components of total distributable earnings arise when certain items, of income gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax-basis component of total distributable earnings are detailed as follows:

Undistributed ordinary loss:	($51,269)
Undistributed capital gains:	$3,435,389
Unrealized appreciation:	$14,478,827

20	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

The Puerto Rico income tax basis of the Fund’s investments at December 31, 2025, was $68,087,518, and net unrealized appreciation for income tax purposes was $14,478,827 (gross unrealized appreciation $17,230,775; gross unrealized depreciation $2,751,948).

The Fund distributed $1,185,097 as a return of capital for the year ended December 31, 2025.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2021 through 2024.

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | December 31, 2025	21

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$52,221,972	$–	$–	$52,221,972
Government Bonds	2,684,860	–	–	2,684,860
Mortgage-Backed Securities	–	25,097,479	–	25,097,479
Short-Term Investments	2,562,034	–	–	2,562,034
Total	$57,468,866	$25,097,479	$–	$82,566,345

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at December 31, 2025. There were no transfers in or out from Level 3 as of and for the year ended December 31, 2025.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class Shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement will renew automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its Members. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

22	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

As of December 31, 2025, there are no amounts available for recoupment by the Adviser.

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Investment transactions for the year ended December 31, 2025, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$20,709,753	$6,782,263

Purchases and sales of U.S. Government Obligations for the year ended December 31, 2025, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$1,097,516	$126,500

Annual Report | December 31, 2025	23

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2025

NOTE 7 — LINE OF CREDIT

As of December 31, 2025, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. As of the year ended December 31, 2025, the Fund had no outstanding borrowings.

NOTE 8 — RISKS AND UNCERTAINTIES

Risks and uncertainties for the Fund include, but are not limited to, any economic disruption brought upon by artificial intelligence, inflation, tariffs, supply disruptions, and potential fiscal pressures. These matters could erode purchasing power, among other risks, pressuring central banks to delay rate cuts, and negative affecting bond prices while squeezing margins and consumer spending. Developed market indebtedness at elevated levels can also trigger inflationary waves as governments try to monetize these insurmountable debt loads. Geopolitical risks could also result in market and economic disruptions. A continuation or escalation of the Ukrainian war, or any kinetic conflict in the middle east could also alter, disrupt and even destroy important supply chains.

NOTE 9 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

24	www.xsquarecapital.com

X-Square Balanced Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of X-Square Balanced Fund, LLC:

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of X-Square Balanced Fund, LLC (“the Fund”) as of December 31, 2025, and the related statement of operations for the year then ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, the financial highlights for each of the five years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of X-Square Balanced Fund, LLC as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

/s/Grant Thornton Puerto Rico LLP San Juan, Puerto Rico February 25, 2026.

Annual Report | December 31, 2025	25

X-Square Balanced Fund	Managers and Officers

December 31, 2025 (Unaudited)

Overall responsibility for management of the Fund rests with the members of the Board (the “Managers”), who are elected by the shareholders of the Fund, unless appointed to fill a vacancy in accordance with the limited liability company agreement of the Fund and the 1940 Act. The Fund is managed by the Board in accordance with the laws of the Commonwealth of Puerto Rico. There are currently four (4) Managers, three (3) of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Managers”). The Managers, in turn, elect the officers of the Fund to supervise actively its day-to-day operations.

The following table lists each Manager, his or her year of birth, position with the Fund, principal occupations during the past five years, and other directorships. Each Manager oversees the Fund. There is no defined term of office, and each Manager serves until the earlier of his resignation, retirement, removal, death, or the election of a qualified successor. Each Manager’s address is c/o X-Square Balanced Fund, Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803, Guaynabo, Puerto Rico 00968.

INDEPENDENT MANAGERS

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Manager	Other Directorships held by Manager During Last Five Years
Luis Roig (1959)	Manager since June 2019	Managing Director and CFO, Santander Securities LLC from 2013 until 2016; Chief Financial Officer, Americas Leading Finance LLC since 2016.	2	Director of X-Square Series Trust since 2022
Denisse Rodriguez (1984)	Manager since March 2022	Executive Director, Puerto Rico Science Technology & Research Trust, since 2015.	2	Director of X-Square Series Trust since 2022
Ramon Ponte (1958)	Manager since March 2022	CPA/Consultant, Self-Employed, since 2011.	2	Director of Fundacion Intellectus Foundation since 2020; Director and Chair of the Puerto Rico CPA Foundation from 2019 to 2025; Director and Audit Committee Chair of Bancredito International Bank from 2014-2023, and Director of X-Square Series Trust since 2022.

26	www.xsquarecapital.com

X-Square Balanced Fund	Managers and Officers

December 31, 2025 (Unaudited)

INTERESTED MANAGERS

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Manager	Other Directorships held by Manager During Last Five Years
Ignacio Canto **(1983)	President, since 2019	President of X-Square Capital, LLC since 2013.	2	Director of X2 Alternative Dividend Alpha Fund, Inc. and Interested Trustee of X-Square Series Trust

*	The “Fund Complex” consists of the Fund and of all the series of the X-Square Series Trust.
**	An “interested person,” as defined by the 1940 Act. Mr. Canto is deemed to be an “interested” Manager because he is the owner of all membership interests of the Adviser and also serves as its President, Treasurer and sole director.

OFFICERS

Name, Address and YOB	Position/Term of Office*	Principal Occupation During the Past Five Years
Ignacio Canto (1983)	President since January 2019	President of X-Square Capital, LLC since 2013.
Cristina Perez (1976)	Treasurer since May 2022	Chief Compliance Officer and Head of Operations at X-Square Capital since 2022. Banco Popular de Puerto Rico Mutual Fund’s Administration from 1999-2022.Treasurer of the X-Square Municipal Income ETF since May 2023.
Gabriel Medina (1989)	Secretary since January 2019	Portfolio Manager of X-Square Capital, LLC since 2018. Chief Compliance Officer of X-Square Capital, LLC from 2015 to 2018. Secretary of the X-Square Municipal Income ETF since May 2023.
Jerald F. Wirzman (1963)	Chief Compliance Officer since 2024	Mr. Wirzman has been the Chief Compliance Officer for the Fund since 2024. Mr. Wirzman currently serves as Associate Director at SS&C Registered Fund Services. Prior to joining SS&C/ALPS in 2021, Mr. Wirzman served as Director of Compliance of Prudential Insurance Company of America beginning in February 2007. During his time at Prudential, Mr. Wirzman served as the Chief Compliance Officer to the Prudential Retirement and Annuity Company’s Registered Insurance Retirement Products division. Prior to Prudential, Mr. Wirzman was a Vice President of Compliance at Goldman Sachs Asset Management and Goldman Sachs Hedge Fund Strategies.

Annual Report | December 31, 2025	27

X-Square Balanced Fund	Privacy Policy

December 31, 2025 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    Account transactions

●    Account balances

●    Transaction history

●    Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

QUESTIONS?	Call or visit fund website

28	www.xsquarecapital.com

X-Square Balanced Fund	Privacy Policy

December 31, 2025 (Unaudited)

WHO WE ARE
Who is providing this notice?	X-Square Balanced Fund, LLC
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Annual Report | December 31, 2025	29

X-Square Balanced Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

December 31, 2025 (Unaudited)

Not applicable for this reporting period.

30	www.xsquarecapital.com

X-Square Balanced Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

December 31, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | December 31, 2025	31

X-Square Balanced Fund	Item 10 – Remuneration Paid to Managers, Officers, and Others of Open-End Management Investment Companies

December 31, 2025 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

The following chart provides certain information about the Manager fees paid by the Fund for the year ended December 31, 2025:

	Aggregate Regular Compensation From the Fund	Aggregate Special Compensation From the Fund	Total Compensation From the Fund
Ramon Ponte	$12,000	$–	$12,000
Denisse Rodriguez	$12,000	$–	$12,000
Luis R. Roig Hosta	$12,000	$–	$12,000
Total	$36,000	$–	$36,000

32	www.xsquarecapital.com

X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2025 (Unaudited)

In connection with a meeting held on November 14, 2025, the Board of Managers (the “Managers” or the “Board”) of X-Square Balanced Fund, LLC (the “Fund”), including a majority of the Managers who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between X-Square Capital, LLC (“X2”) and the Fund. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Managers relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Managers were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Manager may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services: The Board noted that X-Square was a registered investment adviser since 2015 and that X-Square managed approximately $766 million in assets as of September 30, 2025. The Board reviewed the background information of X-Square’s key investment professionals servicing the Fund, noting their educations and wide range of industry experience, and that the Fund had benefited from X-Square’s experience and expertise. The Board acknowledged that X-Square’s specialty was identifying unique investment opportunities based on their extensive knowledge of idiosyncratic themes, industry and market fundamentals, coupled with a strong liability and risk management framework. They considered X-Square’s efforts and resources required to effectively allocate 60% of assets towards U.S. equity securities and a 40% towards fixed-income securities. The Board noted that X-Square selects broker-dealers based on best execution at the most favorable price and several other factors, and that X-Square has a Best Execution Committee that meets annually to assess factors influencing the execution of trades. The Board considered X-Square’s cybersecurity policies and acknowledged Mr. Canto’s assertion that X-Square’s back-up systems and disaster recovery plan had proven effective in various circumstances. The Board noted that it appeared that X-Square’s compliance program was working well, and that the Adviser did not report any material compliance or litigation issues in their responses. The Board discussed the routine regulatory examination of the Adviser. The Board also noted the X-Square maintained insurance, including cyber insurance. The Board concluded that X-Square had demonstrated that it was focused on providing high quality of service to the Fund and its shareholders.

Performance: The Board reviewed the performance of the Fund for various periods ended September 30, 2025, compared to peer group of comparable balanced funds, the S&P 500 Index, and 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index. The Board noted that the peer group constructed by X-Square was composed of funds with a similar investment mandate and local characteristics. The Managers acknowledged X-Square’s explanation that although the Fund’s outperformance relative to the peer group year-to-date and across all time periods, its performance is hindered due to the size of the Fund and expenses as a percentage of assets under management. The Board discussed that X-Square was working to raise additional assets to mitigate the drag on performance. After discussion, the Board concluded that X-Square had provided reasonable returns for the Fund and its shareholders.

Annual Report | December 31, 2025	33

X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2025 (Unaudited)

Fees and Expenses: The Board acknowledged that X-Square’s advisory fee for the Fund was higher than the average of its peer group but below the peer group high. The Board also noted that the X-Square’s net expense ratio was higher than the average of its peer group but below the peer group high. The Board discussed the impact of the expense limitation agreement, and further recognized X-Square’s explanation that many of the funds in its peer group had much larger assets than the Fund or were part of a larger fund family. Given these and other considerations, the Board concluded that X-Square’s advisory fee for the Fund was not unreasonable.

Profitability: The Board reviewed X-Square’s profitability analysis in connection with its management of the Fund and acknowledged that X-Square was earning a modest profit. The Board concluded that excessive profitability was not an issue for X-Square at this time.

Economies of Scale: The Board discussed the asset size of the Fund and its prospects for continued growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board recognized that X-Square agreed to discuss the implementation of breakpoints as the Fund’s assets grew and X-Square achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested and received such information from X2 as the Board believed it to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

34	www.xsquarecapital.com

X2 CAPITAL
CONNECT WITH US
www.xsquarecapital.com
info@xsquarecapital.com
(787) 282-1621
90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for the
X-Square Balanced Fund.

SCAN ME

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

In connection with a meeting held on November 14, 2025, the Board of Managers (the “Managers” or the “Board”) of X-Square Balanced Fund, LLC (the “Fund”), including a majority of the Managers who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between X-Square Capital, LLC (“X2”) and the Fund. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Managers relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Managers were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Manager may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services: The Board noted that X-Square was a registered investment adviser since 2015 and that X-Square managed approximately $766 million in assets as of September 30, 2025. The Board reviewed the background information of X-Square’s key investment professionals servicing the Fund, noting their educations and wide range of industry experience, and that the Fund had benefited from X-Square’s experience and expertise. The Board acknowledged that X-Square’s specialty was identifying unique investment opportunities based on their extensive knowledge of idiosyncratic themes, industry and market fundamentals, coupled with a strong liability and risk management framework. They considered X-Square’s efforts and resources required to effectively allocate 60% of assets towards U.S. equity securities and a 40% towards fixed-income securities. The Board noted that X-Square selects broker-dealers based on best execution at the most favorable price and several other factors, and that X-Square has a Best Execution Committee that meets annually to assess factors influencing the execution of trades. The Board considered X-Square’s cybersecurity policies and acknowledged Mr. Canto’s assertion that X-Square’s back-up systems and disaster recovery plan had proven effective in various circumstances. The Board noted that it appeared that X-Square’s compliance program was working well, and that the Adviser did not report any material compliance or litigation issues in their responses. The Board discussed the routine regulatory examination of the Adviser. The Board also noted the X-Square maintained insurance, including cyber insurance. The Board concluded that X-Square had demonstrated that it was focused on providing high quality of service to the Fund and its shareholders.

Performance: The Board reviewed the performance of the Fund for various periods ended September 30, 2025, compared to peer group of comparable balanced funds, the S&P 500 Index, and 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index. The Board noted that the peer group constructed by X-Square was composed of funds with a similar investment mandate and local characteristics. The Managers acknowledged X-Square’s explanation that although the Fund’s outperformance relative to the peer group year-to-date and across all time periods, its performance is hindered due to the size of the Fund and expenses as a percentage of assets under management. The Board discussed that X-Square was working to raise additional assets to mitigate the drag on performance. After discussion, the Board concluded that X-Square had provided reasonable returns for the Fund and its shareholders.

Fees and Expenses: The Board acknowledged that X-Square’s advisory fee for the Fund was higher than the average of its peer group but below the peer group high. The Board also noted that the X-Square’s net expense ratio was higher than the average of its peer group but below the peer group high. The Board discussed the impact of the expense limitation agreement, and further recognized X-Square’s explanation that many of the funds in its peer group had much larger assets than the Fund or were part of a larger fund family. Given these and other considerations, the Board concluded that X-Square’s advisory fee for the Fund was not unreasonable.

Profitability: The Board reviewed X-Square’s profitability analysis in connection with its management of the Fund and acknowledged that X-Square was earning a modest profit. The Board concluded that excessive profitability was not an issue for X-Square at this time.

Economies of Scale: The Board discussed the asset size of the Fund and its prospects for continued growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board recognized that X-Square agreed to discuss the implementation of breakpoints as the Fund’s assets grew and X-Square achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested and received such information from X2 as the Board believed it to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herewith.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	March 6, 2026